Accounting Principles - Schedule of Sensitivity of Derivative Fair Value to Expected Life of Derivative (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of changes in accounting estimates [abstract]
Expected life of derivative +1 month	$ 42,197
Expected life of derivative estimated by management	42,694
Expected life of derivative -1 month	$ 43,194